OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mark-to-market swaps valuation:
Deferred drydocking, operating cost and charterhire revenue	$ 17,888	$ 12,848
Deferred credits from capital lease transactions	625	625
Other	6,609	5,701
Other current liabilities	57,045	64,692
Swap | Interest rate swap
Mark-to-market swaps valuation:
Derivative liabilities, current	15,119	24,991
Swap | Cross Currency Interest Rate Contract [Member]
Mark-to-market swaps valuation:
Derivative liabilities, current	16,804	0
Swap | Currency Swap [Member]
Mark-to-market swaps valuation:
Derivative liabilities, current	$ 0	$ 20,527